Goodwill - Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 18,599	[1]	€ 19,607		€ 17,491
Additions	0		1,175		1,864
Impairment	(177)		(1,367)
Currency translation	304		(816)		252
Goodwill, ending balance	18,726		18,599	[1]	19,607
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	20,070		19,711		17,595
Additions	0		1,175		1,864
Impairment	0		0
Currency translation	304		(816)		252
Goodwill, ending balance	20,374		20,070		19,711
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	(1,471)		(104)		(104)
Additions	0		0		0
Impairment	(177)		(1,367)
Currency translation	0		0		0
Goodwill, ending balance	€ (1,648)		€ (1,471)		€ (104)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.